Document and Entity Information	Jul. 14, 2021
Cover [Abstract]
Entity Address, Address Line Two	Suite B-428
Amendment Flag	false
Entity Central Index Key	0001766502
Document Type	8-K
Document Period End Date	Jul. 14, 2021
Entity Registrant Name	CHEWY, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38936
Entity Tax Identification Number	90-1020167
Entity Address, Address Line One	1855 Griffin Road
Entity Address, City or Town	Dania Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33004
City Area Code	(786)
Local Phone Number	320-7111
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.01 per share
Trading Symbol	CHWY
Security Exchange Name	NYSE
Entity Emerging Growth Company	false